Employee Benefit Plans (Stock Option Plans) (Details)		12 Months Ended
	Jun. 30, 2006	Dec. 31, 2015 USD ($) stock_option_plan $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) shares	Mar. 31, 2012 USD ($)	Mar. 31, 2010 shares	Mar. 31, 2009 shares
Postemployment Benefits [Abstract]
Incentive and non-qualified stock option plans, number of plans | stock_option_plan		3
Incentive and non-qualified stock option plans, number of shares authorized							150,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options vested during period, shares		5,200	5,400	5,400
Options vested during period, shares, weighted average exercise price | $ / shares		$ 23.50	$ 23.50	$ 23.50
Options outstanding and exercisable, instrinsic value | $		$ 0			$ 0	$ 0
Compensation expense related to stock options | $		12,700	$ 12,700	$ (2,600)
Unrecognized compensation cost related to non-vested stock options | $		$ 13,000
Unrecognized compensation cost related to non-vested stock options, period for recognition		3 years
Award annual vesting percentage	100.00%	20.00%
Award expiration period		10 years
2008 Equity Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance		50,000			50,000
2008 Equity Incentive Plan [Member] | Stock Options and SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance								50,000
2008 Equity Incentive Plan [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock reserved for the issuance								50,000